IMPAIRMENT OF GOODWILL AND OTHER ASSETS - Assumptions (Details) - Tanzanian Mines	3 Months Ended
Mar. 31, 2020 USD ($)
Minimum [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net assets value multiple	$ 1.1
Weighted average cost of capital, significant unobservable inputs, assets	5.40%
Maximum [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net assets value multiple	$ 1.3
Weighted average cost of capital, significant unobservable inputs, assets	6.20%
Short-term [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal	1,350
Long-term [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal	1,300